Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

March 31, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – 11.7%
Angel Oak Mortgage Trust I LLC 2018-2, 3.6740%, 7/27/48 (144A)‡	$204,113	$196,007
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	1,230,000	1,218,941
Arroyo Mortgage Trust 2018-1, 3.7630%, 4/25/48 (144A)‡	388,122	370,131
BAMLL Commercial Mortgage Securities Trust 2013-FRR1, 0%, 5/26/20 (144A)◊	952,129	937,310
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	293,167
Bank 2019-BNK24, 2.9600%, 11/15/62	236,800	238,046
BBCMS Trust 2015-SRCH, 4.1970%, 8/10/35 (144A)	1,447,000	1,587,698
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	565,000	565,354
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 1.4546%, 11/15/35 (144A)‡	1,302,815	1,229,599
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.6246%, 10/15/36 (144A)‡	1,321,319	1,252,669
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.7846%, 10/15/36 (144A)‡	219,742	204,629
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	1,227,000	1,193,446
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	614,000	561,024
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	530,859
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	920,000	743,369
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	234,000	168,421
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	740,954
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 7/25/49 (144A)‡	191,644	179,430
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 4.4966%, 7/25/29‡	890,506	752,264
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 3.2966%, 1/25/31‡	438,295	367,781
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 3.2466%, 8/25/31 (144A)‡	500,164	402,844
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 3.0966%, 9/25/31 (144A)‡	1,495,270	1,091,205
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 6/25/39 (144A)‡	369,000	299,638
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 7/25/39 (144A)‡	1,882,785	1,519,223
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 3.0466%, 10/25/39 (144A)‡	1,463,902	1,179,198
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 1/25/40 (144A)‡	1,778,000	1,303,673
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	563,000	565,438
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	576,643	544,944
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	233,238	212,105
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	461,513	404,451
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	231,668	224,143
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	363,630	323,726
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,076,605	996,405
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	559,480	504,719
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	2,000,985	1,702,319
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	1,590,000	1,594,079
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	1,400,000	1,404,663
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	202,021	202,034
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	454,620	453,572
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	660,000	658,772
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 1.1500%, 2.0966%, 9/25/29‡	4,929	4,917
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.9500%, 1.8966%, 10/25/29‡	43,508	42,129
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.6000%, 1.5466%, 7/25/30‡	95,588	94,923
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 0.7200%, 1.6666%, 1/25/31‡	11,820	11,746
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.9466%, 3/25/31‡	1,383,371	1,160,888
Fannie Mae REMICS, 3.0000%, 5/25/48	1,917,872	2,002,785
Fannie Mae REMICS, 3.0000%, 11/25/49	2,185,524	2,305,668
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.2000%, 2.1466%, 7/25/29‡	126,055	125,500
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.8000%, 2.7466%, 7/25/30‡	1,001,959	744,077
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.9500%, 2.8966%, 10/25/49 (144A)‡	545,896	423,128

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 0.7700%, 1.7166%, 11/25/49 (144A)‡	$168,516	$162,122
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 2.6466%, 1/25/50 (144A)‡	1,014,000	692,278
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 2.0500%, 2.9966%, 4/25/49‡	233,801	200,046
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.7386%, 12/15/36 (144A)‡	293,000	267,417
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 2.0386%, 12/15/36 (144A)‡	328,000	303,269
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 2.3376%, 12/15/36 (144A)‡	365,000	317,782
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	409,695
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	674,965
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	580,000	600,785
Jack in the Box Funding, LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	1,188,023	1,163,933
Jack in the Box Funding, LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	1,188,023	1,180,240
Jack in the Box Funding, LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	1,188,023	1,163,129
JP Morgan Mortgage Trust,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 11/25/49 (144A)‡	119,970	114,103
JP Morgan Mortgage Trust 2019-7,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 2/25/50 (144A)‡	793,616	753,703
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 12/25/49 (144A)‡	547,179	518,891
JP Morgan Mortgage Trust 2020-1, 3.5000%, 6/25/50 (144A)‡	788,965	784,649
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 1.7966%, 11/25/51 (144A)‡	1,772,000	1,749,583
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	656,013
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	1,001,432
New Residential Mortgage Loan Trust 2018-2, 4.5000%, 2/25/58 (144A)‡	505,346	527,394
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	240,843
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	228,292
Planet Fitness Master Issuer LLC, 3.8580%, 12/5/49 (144A)	956,603	816,947
Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	334,059	330,607
PRPM 2019-GS1, 3.5000%, 10/25/24 (144A)‡	594,540	523,829
PRPM 2020-1A LLC, 2.9810%, 2/25/25 (144A)Ç	289,973	254,913
PRPM LLC, 3.3510%, 11/25/24 (144A)Ç	551,366	473,657
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	1,868,000	1,875,362
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	389,922	384,111
Sequoia Mortgage Trust 2019-CH2, 4.5000%, 8/25/49 (144A)‡	436,020	445,482
Spruce Hill Mortgage Loan Trust 2020-SH1 A1, 2.5210%, 1/28/50 (144A)‡	252,958	240,466
Spruce Hill Mortgage Loan Trust 2020-SH1 A2, 2.6240%, 1/28/50 (144A)‡	498,636	466,011
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 10/24/20 (144A)‡	2,436,000	2,412,234
Station Place Securitization Trust Series 2019-4,
ICE LIBOR USD 1 Month + 0.9000%, 1.8285%, 6/24/20 (144A)‡	2,693,000	2,679,471
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.2000%, 2.1466%, 8/25/52 (144A)‡	292,667	288,977
Station Place Securitization Trust Series 2019-WL1,
ICE LIBOR USD 1 Month + 1.4000%, 2.3466%, 8/25/52 (144A)‡	592,000	584,130
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	216,263	203,575
Towd Point Asset Funding, LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.8466%, 4/25/48 (144A)‡	791,011	761,401
Verus Securitization Trust 2020-1, 2.7240%, 1/25/60 (144A)‡	485,365	466,969
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	388,068	353,173
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	105,570	91,379
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	571,763	543,620
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $68,337,859)		63,740,889
Bank Loans and Mezzanine Loans – 0.5%
Consumer Non-Cyclical – 0.5%
Elanco Animal Health Inc,
ICE LIBOR USD 1 Month + 1.7500%, 3.4044%, 2/4/27ƒ,‡ (cost $2,557,770)	2,557,770	2,417,093
Corporate Bonds – 43.9%
Banking – 9.3%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	2,421,000	2,533,939
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	2,482,000	2,595,352
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,230,000	1,248,450
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	538,000	543,380
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	835,000	870,062
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	567,000	560,159
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	1,564,000	1,482,030
CIT Bank NA, SOFR + 1.7150%, 2.9690%, 9/27/25‡	2,083,000	1,756,448
CIT Group Inc, 5.2500%, 3/7/25	565,000	550,875

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Banking – (continued)
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	$1,461,000	$1,503,905
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	535,000	530,085
Citigroup Inc, SOFR + 3.9140%, 4.4120%, 3/31/31‡	2,961,000	3,257,919
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	936,000	905,299
Citigroup Inc, 5.9000%‡,µ	118,000	113,870
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	614,000	594,813
Citizens Financial Group Inc, 3.7500%, 7/1/24	613,000	610,813
Citizens Financial Group Inc, 4.3500%, 8/1/25	427,000	455,298
Citizens Financial Group Inc, 4.3000%, 12/3/25	1,435,000	1,502,186
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	771,000	769,800
Credit Agricole SA, 3.2500%, 1/14/30 (144A)	1,673,000	1,589,019
Goldman Sachs Group Inc, 3.5000%, 4/1/25	3,668,000	3,719,505
HSBC Holdings PLC, 4.9500%, 3/31/30	232,000	255,859
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	2,660,000	2,872,832
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	3,362,000	3,772,785
JPMorgan Chase & Co, SOFR + 1.5100%, 2.7390%, 10/15/30‡	1,128,000	1,132,726
JPMorgan Chase & Co, SOFR + 3.7900%, 4.4930%, 3/24/31‡	1,525,000	1,769,192
Morgan Stanley, 3.9500%, 4/23/27	1,526,000	1,589,867
Morgan Stanley, ICE LIBOR USD 3 Month + 1.6280%, 4.4310%, 1/23/30‡	2,749,000	3,055,294
Societe Generale SA, 2.6250%, 1/22/25 (144A)	1,743,000	1,678,249
Synchrony Financial, 4.3750%, 3/19/24	312,000	308,986
Synchrony Financial, 5.1500%, 3/19/29	1,260,000	1,247,878
Wells Fargo & Co, ICE LIBOR USD 3 Month + 0.7500%, 2.1640%, 2/11/26‡	2,842,000	2,771,895
Wells Fargo & Co, ICE LIBOR USD 3 Month + 1.1700%, 2.8790%, 10/30/30‡	1,074,000	1,065,010
Wells Fargo & Co, ICE LIBOR USD 3 Month + 3.9900%, 5.8750%‡,µ	1,259,000	1,277,885
		50,491,665
Basic Industry – 1.1%
Allegheny Technologies Inc, 5.8750%, 12/1/27	430,000	357,975
Constellium NV, 5.7500%, 5/15/24 (144A)	847,000	756,032
Ecolab Inc, 4.8000%, 3/24/30	552,000	628,413
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,043,000	2,070,627
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,564,000	1,548,303
Steel Dynamics Inc, 5.5000%, 10/1/24	403,000	391,232
		5,752,582
Beverages – 0.3%
Diageo Capital PLC, 2.3750%, 10/24/29	1,434,000	1,379,543
Brokerage – 1.1%
Cboe Global Markets Inc, 3.6500%, 1/12/27	1,546,000	1,620,102
Charles Schwab Corp, 4.2000%, 3/24/25	1,023,000	1,079,577
Charles Schwab Corp, 4.6250%, 3/22/30	1,221,000	1,342,231
Raymond James Financial Inc, 5.6250%, 4/1/24	516,000	563,379
Raymond James Financial Inc, 4.6500%, 4/1/30	185,000	193,484
Raymond James Financial Inc, 4.9500%, 7/15/46	1,132,000	1,303,880
		6,102,653
Capital Goods – 3.5%
Avery Dennison Co, 2.6500%, 4/30/30	1,406,000	1,308,615
Boeing Co, 2.2500%, 6/15/26	291,000	257,715
Boeing Co, 3.2500%, 3/1/28	262,000	246,731
Boeing Co, 3.2000%, 3/1/29	1,604,000	1,481,299
Boeing Co, 3.6000%, 5/1/34	1,447,000	1,294,215
Carrier Global Corp, 2.2420%, 2/15/25 (144A)	614,000	599,615
Carrier Global Corp, 2.4930%, 2/15/27 (144A)	491,000	468,741
General Dynamics Corp, 3.2500%, 4/1/25	613,000	645,782
General Dynamics Corp, 3.5000%, 4/1/27	887,000	954,535
General Dynamics Corp, 3.6250%, 4/1/30	722,000	805,206
General Dynamics Corp, 4.2500%, 4/1/50	244,000	302,995
General Electric Co, 6.7500%, 3/15/32	661,000	801,206
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	575,000	592,047
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,760,000	2,847,026
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	1,035,000	1,071,563
Northrop Grumman Corp, 4.4000%, 5/1/30	634,000	730,160
Northrop Grumman Corp, 5.1500%, 5/1/40	459,000	580,016
Northrop Grumman Corp, 5.2500%, 5/1/50	236,000	321,271
Otis Worldwide Corp, 2.0560%, 4/5/25 (144A)	729,000	712,611
Wabtec Corp, 4.4000%, 3/15/24	558,000	554,444
Wabtec Corp, 3.4500%, 11/15/26	861,000	794,217
Wabtec Corp, 4.9500%, 9/15/28	1,971,000	1,812,807
		19,182,817
Communications – 4.1%
AT&T Inc, 3.6000%, 7/15/25	150,000	155,771
AT&T Inc, 4.8500%, 3/1/39	1,058,000	1,197,061
AT&T Inc, 4.7500%, 5/15/46	481,000	534,182
CenturyLink Inc, 6.4500%, 6/15/21	928,000	940,064

Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Communications – (continued)
CenturyLink Inc, 5.8000%, 3/15/22	$516,000	$520,809
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.0500%, 3/30/29	1,379,000	1,496,981
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.4840%, 10/23/45	302,000	369,227
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.3750%, 5/1/47	242,000	261,502
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.8000%, 3/1/50	1,369,000	1,426,401
Comcast Corp, 3.1000%, 4/1/25	169,000	178,690
Comcast Corp, 3.1500%, 3/1/26	165,000	173,097
Comcast Corp, 3.3000%, 4/1/27	461,000	490,821
Comcast Corp, 4.1500%, 10/15/28	358,000	407,562
Comcast Corp, 2.6500%, 2/1/30	581,000	598,420
Comcast Corp, 3.4000%, 4/1/30	461,000	499,436
Comcast Corp, 4.2500%, 10/15/30	1,153,000	1,351,823
Comcast Corp, 4.6000%, 10/15/38	800,000	996,710
Comcast Corp, 3.7500%, 4/1/40	184,000	203,356
Comcast Corp, 4.9500%, 10/15/58	824,000	1,137,991
Crown Castle International Corp, 3.6500%, 9/1/27	653,000	650,591
Crown Castle International Corp, 4.3000%, 2/15/29	807,000	836,814
Crown Castle International Corp, 3.1000%, 11/15/29	1,372,000	1,315,785
Crown Castle International Corp, 3.3000%, 7/1/30	132,000	130,916
Crown Castle International Corp, 4.1500%, 7/1/50	274,000	270,986
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	1,300,000	1,220,102
T-Mobile USA Inc, 6.3750%, 3/1/25	1,562,000	1,597,145
Verizon Communications Inc, 2.6250%, 8/15/26	982,000	1,014,097
Verizon Communications Inc, 3.0000%, 3/22/27	471,000	495,649
Verizon Communications Inc, 3.1500%, 3/22/30	571,000	614,040
Verizon Communications Inc, 4.8620%, 8/21/46	479,000	624,572
Verizon Communications Inc, 4.5220%, 9/15/48	353,000	445,603
Verizon Communications Inc, 4.0000%, 3/22/50	407,000	483,030
		22,639,234
Consumer Cyclical – 5.0%
Alimentation Couche-Tard Inc, 2.9500%, 1/25/30 (144A)	330,000	306,751
AutoZone Inc, 3.7500%, 4/18/29	1,214,000	1,230,418
Choice Hotels International Inc, 3.7000%, 12/1/29	1,179,000	943,200
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	2,862,000	2,734,726
General Motors Co, 4.2000%, 10/1/27	438,000	357,433
General Motors Co, 5.0000%, 10/1/28	1,113,000	975,906
General Motors Co, 5.4000%, 4/1/48	464,000	338,255
General Motors Financial Co Inc, 4.3500%, 4/9/25	319,000	285,789
General Motors Financial Co Inc, 4.3000%, 7/13/25	276,000	253,483
General Motors Financial Co Inc, 4.3500%, 1/17/27	748,000	617,897
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	228,000	201,780
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	440,000	407,000
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	802,000	710,893
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	90,000	76,968
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,539,000	1,293,991
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,034,000	1,086,121
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,793,000	1,884,533
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	559,000	555,422
Lowe's Cos Inc, 4.0000%, 4/15/25	650,000	694,846
Lowe's Cos Inc, 4.5000%, 4/15/30	673,000	742,555
Lowe's Cos Inc, 5.0000%, 4/15/40	477,000	539,792
Lowe's Cos Inc, 5.1250%, 4/15/50	652,000	785,358
Mastercard Inc, 3.3000%, 3/26/27	540,000	586,794
Mastercard Inc, 3.3500%, 3/26/30	686,000	762,293
Mastercard Inc, 3.8500%, 3/26/50	387,000	472,366
McDonald's Corp, 3.3000%, 7/1/25	245,000	253,612
McDonald's Corp, 3.5000%, 7/1/27	772,000	814,206
McDonald's Corp, 2.6250%, 9/1/29	1,437,000	1,384,462
McDonald's Corp, 3.6250%, 9/1/49	732,000	741,601
MDC Holdings Inc, 5.5000%, 1/15/24	1,101,000	1,101,000
MGM Resorts International, 7.7500%, 3/15/22	281,000	278,336
NIKE Inc, 2.4000%, 3/27/25	186,000	192,811
NIKE Inc, 2.7500%, 3/27/27	289,000	301,995
NIKE Inc, 3.2500%, 3/27/40	184,000	192,122
NIKE Inc, 3.3750%, 3/27/50	121,000	132,605
Nordstrom Inc, 4.3750%, 4/1/30	1,408,000	1,126,901
O'Reilly Automotive Inc, 3.6000%, 9/1/27	31,000	29,786
O'Reilly Automotive Inc, 4.3500%, 6/1/28	237,000	245,787

O'Reilly Automotive Inc, 3.9000%, 6/1/29	1,384,000	1,383,965
		27,023,759
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Consumer Non-Cyclical – 7.9%
AbbVie Inc, 2.6000%, 11/21/24 (144A)	$854,000	$867,683
Allergan Finance LLC, 3.2500%, 10/1/22	958,000	960,442
Allergan Funding SCS, 3.4500%, 3/15/22	1,316,000	1,366,174
Allergan Funding SCS, 3.8000%, 3/15/25	1,089,000	1,115,154
Allergan Inc/United States, 2.8000%, 3/15/23	75,000	74,561
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	1,197,000	1,306,534
Anheuser-Busch InBev, 4.7500%, 4/15/58	726,000	745,686
Baxter International Inc, 3.7500%, 10/1/25 (144A)	580,000	616,450
Baxter International Inc, 3.9500%, 4/1/30 (144A)	507,000	548,212
Boston Scientific Corp, 3.7500%, 3/1/26	704,000	738,439
Boston Scientific Corp, 4.0000%, 3/1/29	366,000	387,365
Boston Scientific Corp, 4.7000%, 3/1/49	587,000	671,209
Bristol-Myers Squibb Co, 3.4000%, 7/26/29 (144A)	634,000	696,704
Campbell Soup Co, 3.9500%, 3/15/25	227,000	239,642
Cigna Corp, 2.4000%, 3/15/30	538,000	508,910
Cigna Corp, 3.2000%, 3/15/40	245,000	224,386
Cigna Corp, 3.4000%, 3/15/50	369,000	351,464
Coca-Cola Co, 2.9500%, 3/25/25	497,000	531,697
Coca-Cola Co, 3.3750%, 3/25/27	1,072,000	1,183,541
Coca-Cola Co, 3.4500%, 3/25/30	297,000	335,902
Coca-Cola Co, 4.2000%, 3/25/50	482,000	631,516
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	691,000	675,883
CVS Health Corp, 4.1000%, 3/25/25	2,020,000	2,125,882
CVS Health Corp, 3.0000%, 8/15/26	169,000	168,343
CVS Health Corp, 4.3000%, 3/25/28	903,000	958,989
CVS Health Corp, 4.1250%, 4/1/40	342,000	343,801
CVS Health Corp, 4.2500%, 4/1/50	169,000	175,698
DH Europe Finance II Sarl, 2.2000%, 11/15/24	606,000	588,788
DH Europe Finance II Sarl, 2.6000%, 11/15/29	332,000	322,805
DH Europe Finance II Sarl, 3.4000%, 11/15/49	428,000	416,995
Elanco Animal Health Inc, 5.0220%, 8/28/23Ç	621,000	628,142
Elanco Animal Health Inc, 5.6500%, 8/28/28Ç	417,000	440,061
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	1,012,000	942,853
General Mills Inc, 4.2000%, 4/17/28	1,629,000	1,799,454
General Mills Inc, 2.8750%, 4/15/30	225,000	224,550
Hasbro Inc, 3.0000%, 11/19/24	670,000	685,819
Hasbro Inc, 3.5500%, 11/19/26	890,000	849,237
Hasbro Inc, 3.9000%, 11/19/29	2,398,000	2,159,807
HCA Inc, 5.3750%, 2/1/25	573,000	583,022
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	321,000	342,668
JM Smucker Co, 2.3750%, 3/15/30	773,000	712,465
JM Smucker Co, 3.5500%, 3/15/50	363,000	331,057
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	1,404,000	1,537,181
Mars Inc, 2.7000%, 4/1/25 (144A)	710,000	730,021
Mars Inc, 3.2000%, 4/1/30 (144A)	840,000	877,801
Mars Inc, 4.2000%, 4/1/59 (144A)	561,000	614,257
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	1,216,000	1,207,789
PepsiCo Inc, 2.2500%, 3/19/25	703,000	729,776
PepsiCo Inc, 2.6250%, 3/19/27	217,000	226,698
PepsiCo Inc, 3.6250%, 3/19/50	820,000	973,096
PepsiCo Inc, 3.8750%, 3/19/60	250,000	314,177
Pfizer Inc, 2.6250%, 4/1/30	325,000	341,036
Procter & Gamble Co, 2.4500%, 3/25/25	312,000	327,077
Procter & Gamble Co, 2.8000%, 3/25/27	496,000	540,865
Sysco Corp, 5.6500%, 4/1/25	219,000	228,030
Sysco Corp, 2.4000%, 2/15/30	307,000	252,213
Sysco Corp, 5.9500%, 4/1/30	956,000	1,006,656
Sysco Corp, 6.6000%, 4/1/40	544,000	583,611
Sysco Corp, 6.6000%, 4/1/50	1,342,000	1,458,219
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	438,000	469,320
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	1,028,000	1,158,772
		43,154,585
Electric – 2.4%
AEP Transmission Co LLC, 3.6500%, 4/1/50	347,000	357,928
Ameren Corp, 3.5000%, 1/15/31	1,317,000	1,320,587
Berkshire Hathaway Energy, 3.7000%, 7/15/30 (144A)	1,075,000	1,142,432
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	1,131,000	1,292,459
Dominion Energy Inc, 3.3750%, 4/1/30	898,000	888,975
NRG Energy Inc, 3.7500%, 6/15/24 (144A)	1,551,000	1,535,280
NRG Energy Inc, 7.2500%, 5/15/26	2,024,000	2,120,140
NRG Energy Inc, 6.6250%, 1/15/27	758,000	788,320

Oncor Electric Delivery Co LLC, 3.7000%, 11/15/28	982,000	1,050,981
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	1,370,000	1,443,933
Shares or Principal Amounts		Value
Corporate Bonds – (continued)
Electric – (continued)
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	$1,336,000	$1,363,550
		13,304,585
Energy – 2.1%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	2,591,000	1,937,639
Energy Transfer Operating LP, 5.8750%, 1/15/24	763,000	720,566
Energy Transfer Operating LP, 5.5000%, 6/1/27	106,000	92,673
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	142,397
Energy Transfer Operating LP, 6.0000%, 6/15/48	355,000	298,075
Hess Corp, 4.3000%, 4/1/27	1,334,000	986,719
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	1,974,000	1,387,327
HollyFrontier Corp, 5.8750%, 4/1/26	1,222,000	1,059,466
Kinder Morgan Inc/DE, 6.5000%, 9/15/20	84,000	84,189
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	378,000	370,995
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	2,001,000	1,909,217
Plains All American Pipeline LP / PAA Finance Corp, 4.6500%, 10/15/25	1,985,000	1,606,635
WPX Energy Inc, 4.5000%, 1/15/30	1,981,000	1,075,683
		11,671,581
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	1,319,000	1,310,359
Industrial Conglomerates – 0.3%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	1,723,000	1,421,475
Insurance – 1.0%
Brown & Brown Inc, 4.5000%, 3/15/29	837,000	902,037
Centene Corp, 4.2500%, 12/15/27 (144A)	1,501,000	1,503,852
Centene Corp, 4.6250%, 12/15/29 (144A)	2,256,000	2,267,280
Centene Corp, 3.3750%, 2/15/30 (144A)	910,000	846,300
		5,519,469
Real Estate Investment Trusts (REITs) – 0.1%
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	576,000	625,753
Technology – 5.2%
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	2,259,000	2,123,189
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,887,000	2,863,493
Equifax Inc, 2.6000%, 12/1/24	1,954,000	1,847,181
Equinix Inc, 2.6250%, 11/18/24	631,000	589,222
Equinix Inc, 2.9000%, 11/18/26	528,000	483,551
Equinix Inc, 3.2000%, 11/18/29	1,188,000	1,100,100
Global Payments Inc, 3.2000%, 8/15/29	389,000	380,026
Keysight Technologies Inc, 3.0000%, 10/30/29	1,424,000	1,345,331
Lam Research Corp, 4.0000%, 3/15/29	255,000	289,551
Marvell Technology Group Ltd, 4.2000%, 6/22/23	619,000	632,798
Marvell Technology Group Ltd, 4.8750%, 6/22/28	2,055,000	2,129,109
Oracle Corp, 2.5000%, 4/1/25	419,000	427,745
Oracle Corp, 2.8000%, 4/1/27	1,029,000	1,048,883
PayPal Holdings Inc, 2.4000%, 10/1/24	670,000	673,284
PayPal Holdings Inc, 2.6500%, 10/1/26	1,453,000	1,423,830
PayPal Holdings Inc, 2.8500%, 10/1/29	1,098,000	1,089,821
Total System Services Inc, 4.8000%, 4/1/26	2,691,000	2,974,934
Trimble Inc, 4.7500%, 12/1/24	2,757,000	2,897,157
Trimble Inc, 4.9000%, 6/15/28	2,747,000	2,958,788
Verisk Analytics Inc, 5.5000%, 6/15/45	969,000	1,232,264
		28,510,257
Transportation – 0.3%
United Parcel Service Inc, 3.9000%, 4/1/25	445,000	482,196
United Parcel Service Inc, 4.4500%, 4/1/30	386,000	436,929
United Parcel Service Inc, 5.2000%, 4/1/40	203,000	247,963
United Parcel Service Inc, 5.3000%, 4/1/50	440,000	579,484
		1,746,572
Total Corporate Bonds (cost $241,031,598)		239,836,889
Mortgage-Backed Securities – 25.3%
Fannie Mae:
3.5000%, 7/25/33	2,090,124	2,199,876
4.0000%, 12/25/34	597,462	628,709
4.0000%, 8/25/48	3,300,000	3,522,651
2.5000%, 8/25/49	3,257,000	3,376,141
		9,727,377
Fannie Mae Pool:
2.5000%, 12/1/32	241,404	251,275
2.5000%, 9/1/34	21,567	22,454
2.5000%, 9/1/34	16,713	17,401
2.5000%, 10/1/34	466,229	485,412
3.0000%, 10/1/34	243,890	256,107

2.5000%, 11/1/34	303,120	315,820
3.0000%, 11/1/34	48,534	51,087
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.0000%, 12/1/34	$47,269	$49,749
2.5000%, 1/1/35	1,469,762	1,525,871
6.0000%, 2/1/37	116,134	136,858
3.5000%, 10/1/42	570,119	610,477
4.5000%, 11/1/42	93,871	103,431
3.5000%, 12/1/42	1,243,262	1,331,269
3.0000%, 1/1/43	36,931	39,161
3.0000%, 2/1/43	44,957	47,617
3.5000%, 2/1/43	1,784,147	1,910,442
3.5000%, 2/1/43	450,429	481,032
3.5000%, 3/1/43	1,337,193	1,428,045
3.5000%, 4/1/43	633,860	676,926
3.0000%, 5/1/43	679,386	714,917
3.0000%, 5/1/43	240,449	254,310
3.5000%, 11/1/43	1,442	1,544
3.5000%, 12/1/43	166,651	177,974
3.5000%, 4/1/44	659,919	705,652
5.0000%, 7/1/44	790,691	872,035
4.5000%, 10/1/44	195,261	214,015
3.5000%, 2/1/45	2,319,345	2,476,927
4.5000%, 3/1/45	303,993	333,190
4.5000%, 6/1/45	179,636	196,960
3.0000%, 10/1/45	448,564	472,889
3.0000%, 10/1/45	255,929	269,807
3.5000%, 12/1/45	573,843	615,723
4.5000%, 2/1/46	364,469	401,589
3.0000%, 3/1/46	3,180	3,346
3.0000%, 3/1/46	2,275	2,394
3.5000%, 7/1/46	1,131,313	1,210,182
3.0000%, 9/1/46	931,914	986,878
3.0000%, 2/1/47	12,534,870	13,274,173
3.0000%, 2/1/47	1,734,747	1,837,062
4.5000%, 5/1/47	64,893	70,517
4.5000%, 5/1/47	54,419	59,006
4.5000%, 5/1/47	53,537	57,980
4.5000%, 5/1/47	41,329	44,759
4.5000%, 5/1/47	40,300	43,793
4.5000%, 5/1/47	33,058	35,844
4.5000%, 5/1/47	21,100	22,879
4.5000%, 5/1/47	12,984	14,109
4.5000%, 5/1/47	12,595	13,687
4.0000%, 6/1/47	193,514	207,679
4.0000%, 6/1/47	103,828	111,437
4.0000%, 6/1/47	96,896	103,839
4.0000%, 6/1/47	43,356	46,533
4.5000%, 6/1/47	255,947	277,171
4.5000%, 6/1/47	21,599	23,470
4.0000%, 7/1/47	174,347	187,110
4.0000%, 7/1/47	158,259	169,844
4.0000%, 7/1/47	61,626	66,042
4.0000%, 7/1/47	39,766	42,677
4.5000%, 7/1/47	184,667	199,981
4.5000%, 7/1/47	140,189	151,814
4.5000%, 7/1/47	114,699	124,211
3.5000%, 8/1/47	511,391	542,857
4.0000%, 8/1/47	307,276	329,769
4.0000%, 8/1/47	175,284	188,115
4.5000%, 8/1/47	205,589	222,638
4.5000%, 8/1/47	34,168	37,001
4.0000%, 9/1/47	77,448	83,372
4.5000%, 9/1/47	159,871	173,128
4.5000%, 9/1/47	112,481	121,808
4.5000%, 9/1/47	96,874	104,907
4.0000%, 10/1/47	430,352	461,854
4.0000%, 10/1/47	357,041	384,351
4.0000%, 10/1/47	335,377	361,029
4.0000%, 10/1/47	212,726	228,997
4.0000%, 10/1/47	201,436	216,182
4.5000%, 10/1/47	26,980	29,217
4.5000%, 10/1/47	13,771	14,913
4.0000%, 11/1/47	137,290	147,340
4.5000%, 11/1/47	141,660	153,407

3.5000%, 12/1/47	2,887,778	3,073,057
3.5000%, 12/1/47	874,242	930,416
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
3.5000%, 12/1/47	$186,674	$198,109
4.0000%, 12/1/47	147,427	157,590
3.5000%, 1/1/48	621,127	661,037
3.5000%, 1/1/48	294,815	313,546
4.0000%, 1/1/48	2,118,547	2,279,528
4.0000%, 1/1/48	180,895	193,365
3.0000%, 2/1/48	162,329	171,613
3.5000%, 3/1/48	388,734	413,515
4.0000%, 3/1/48	824,613	886,527
4.5000%, 3/1/48	154,222	166,906
4.5000%, 4/1/48	148,548	160,765
3.0000%, 5/1/48	86,918	91,464
4.5000%, 5/1/48	102,156	110,558
4.5000%, 5/1/48	100,208	108,450
5.0000%, 5/1/48	271,033	293,510
4.5000%, 6/1/48	195,814	211,918
4.5000%, 6/1/48	108,348	117,259
3.0000%, 8/1/49	305,860	322,776
3.0000%, 9/1/49	500,224	526,267
3.0000%, 9/1/49	236,686	249,025
3.0000%, 9/1/49	214,232	225,126
3.0000%, 9/1/49	77,992	82,211
3.0000%, 10/1/49	317,328	332,880
3.0000%, 12/1/49	179,768	188,747
2.5000%, 1/1/50	165,183	171,697
3.0000%, 1/1/50	772,905	811,629
3.0000%, 1/1/50	368,342	386,983
3.5000%, 1/1/50	231,034	245,814
3.0000%, 3/1/50	1,430,253	1,503,184
3.0000%, 3/1/50	1,235,990	1,298,639
3.5000%, 8/1/56	2,682,717	2,936,570
3.0000%, 2/1/57	1,721,685	1,848,923
3.5000%, 2/1/57	3,038,812	3,326,361
3.0000%, 6/1/57	8,378	8,995
		65,642,228
Freddie Mac Gold Pool:
3.0000%, 2/1/31	451,822	474,176
6.0000%, 4/1/40	185,519	219,101
3.5000%, 7/1/42	12,958	13,881
3.5000%, 8/1/42	16,895	18,099
3.5000%, 8/1/42	15,217	16,301
3.0000%, 6/1/43	78,970	82,738
4.5000%, 5/1/44	172,275	188,930
4.0000%, 2/1/46	521,885	566,480
3.5000%, 7/1/46	2,176,967	2,336,601
3.5000%, 9/1/47	1,911,258	2,037,835
3.5000%, 9/1/47	552,608	586,768
3.5000%, 3/1/48	630,316	671,863
3.5000%, 4/1/48	212,723	226,752
3.5000%, 8/1/48	2,433,106	2,593,484
5.0000%, 9/1/48	127,084	137,742
3.5000%, 11/1/48	3,062,066	3,265,042
4.0000%, 6/1/49	30,788	32,859
		13,468,652
Freddie Mac Pool:
3.0000%, 5/1/31	3,289,137	3,455,184
2.5000%, 11/1/31	117,857	122,714
2.5000%, 12/1/31	141,964	147,815
3.0000%, 9/1/32	380,870	400,138
3.0000%, 10/1/32	127,938	134,310
2.5000%, 12/1/32	196,707	204,751
3.0000%, 1/1/33	215,063	225,943
2.5000%, 12/1/33	2,461,232	2,558,662
2.5000%, 7/1/34	80,742	83,881
2.5000%, 9/1/34	47,347	49,295
2.5000%, 10/1/34	310,638	323,092
3.0000%, 10/1/34	436,627	459,121
3.0000%, 10/1/34	190,322	199,856
2.5000%, 11/1/34	248,887	259,316
2.5000%, 11/1/34	239,216	249,239
3.5000%, 2/1/43	529,884	565,885

3.0000%, 3/1/43	436,960	462,741
3.5000%, 2/1/44	717,763	766,528
3.0000%, 1/1/45	955,598	1,010,263
Shares or Principal Amounts		Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
3.5000%, 7/1/46	$530,645	$566,218
4.0000%, 3/1/47	162,155	174,542
3.0000%, 9/1/47	4,214,305	4,439,671
3.5000%, 11/1/47	783,240	833,547
3.5000%, 12/1/47	573,883	610,742
3.5000%, 2/1/48	284,003	301,848
3.5000%, 2/1/48	280,015	297,899
4.0000%, 4/1/48	751,721	807,015
4.5000%, 7/1/48	243,900	263,357
3.0000%, 8/1/49	97,453	102,843
3.5000%, 8/1/49	148,047	157,411
3.0000%, 9/1/49	160,026	168,019
3.5000%, 9/1/49	54,209	57,671
3.0000%, 10/1/49	250,238	262,616
3.0000%, 10/1/49	177,362	186,466
3.0000%, 10/1/49	177,121	185,968
3.0000%, 10/1/49	167,485	175,770
3.0000%, 10/1/49	110,263	115,771
3.0000%, 10/1/49	67,734	71,117
3.0000%, 11/1/49	636,677	668,169
3.0000%, 11/1/49	262,828	275,828
3.0000%, 11/1/49	163,566	171,582
3.0000%, 11/1/49	68,651	72,080
3.0000%, 12/1/49	408,920	429,147
3.0000%, 12/1/49	340,555	357,400
3.0000%, 12/1/49	247,490	259,731
2.5000%, 1/1/50	77,062	80,101
3.0000%, 1/1/50	697,303	732,134
3.0000%, 1/1/50	69,138	72,613
3.5000%, 1/1/50	152,828	162,605
3.0000%, 2/1/50	194,326	203,849
3.0000%, 2/1/50	122,609	128,772
3.0000%, 3/1/50	109,819	115,679
3.0000%, 3/1/50	107,845	113,346
3.0000%, 3/1/50	75,887	79,683
		25,379,944
Ginnie Mae:
3.0000%, 7/20/49	568,000	600,830
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,538,961	2,766,769
4.5000%, 8/15/46	2,952,363	3,289,035
4.0000%, 8/15/47	240,052	258,491
4.0000%, 11/15/47	379,723	408,889
4.0000%, 12/15/47	514,573	554,096
		7,277,280
Ginnie Mae II Pool:
4.0000%, 8/20/47	264,205	287,883
4.0000%, 8/20/47	58,828	64,100
4.0000%, 8/20/47	39,489	43,370
4.5000%, 2/20/48	686,518	729,261
4.0000%, 5/20/48	5,188,887	5,537,635
4.5000%, 5/20/48	1,293,834	1,375,230
4.5000%, 5/20/48	238,508	253,512
4.0000%, 6/20/48	1,418,852	1,514,213
4.0000%, 4/20/49	5,992,998	6,382,212
		16,187,416
Total Mortgage-Backed Securities (cost $133,231,982)		138,283,727
United States Treasury Notes/Bonds – 17.3%
2.1250%, 5/31/21	11,104,000	11,360,780
1.1250%, 2/28/22	30,129,000	30,636,250
0.5000%, 3/31/25	9,823,100	9,885,262
1.5000%, 2/15/30	2,791,400	3,009,260
2.7500%, 8/15/42	11,696,000	15,103,374
2.2500%, 8/15/49	10,665,300	12,975,837
2.3750%, 11/15/49	2,779,000	3,468,539
2.0000%, 2/15/50	6,855,800	7,962,637
Total United States Treasury Notes/Bonds (cost $88,509,059)		94,401,939
Preferred Stocks – 0.1%
Consumer Finance – 0.1%
Synchrony Financial, 5.6250%µ (cost $853,023)	33,925	578,761

Shares or Principal Amounts		Value
Investment Companies – 3.4%
Money Markets – 3.4%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº,£ (cost $18,758,490)	18,757,746	$18,761,498
Total Investments (total cost $553,279,781) – 102.2%		558,020,796
Liabilities, net of Cash, Receivables and Other Assets – (2.2)%		(12,055,731)
Net Assets – 100%		$545,965,065

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$541,360,092	97.0%
France	6,949,319	1.2
United Kingdom	5,733,678	1.0
Belgium	2,052,220	0.4
Mexico	1,618,736	0.3
Canada	306,751	0.1

Total	$558,020,796	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/20
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	$91,945	$1,563	$3,374	$18,761,498
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	8,157∆	-	-	-
Total Affiliated Investments - 3.4%	$100,102	$1,563	$3,374	$18,761,498

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 3/31/20
Investment Companies - 3.4%
Money Markets - 3.4%
Janus Henderson Cash Liquidity Fund LLC, 1.0691%ºº	24,916,418	99,910,986	(106,070,843)	18,761,498
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.5667%ºº	-	10,169,878	(10,169,878)	-

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	7	6/30/20	$970,813	$(3,609)	$(984)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended March 31, 2020

Market Value
Futures contracts, purchased	$ 242,703

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2020 is $91,497,989, which represents 16.8% of net assets.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$63,740,889	$-
Bank Loans and Mezzanine Loans	-	2,417,093	-
Corporate Bonds	-	239,836,889	-
Mortgage-Backed Securities	-	138,283,727	-
United States Treasury Notes/Bonds	-	94,401,939	-
Preferred Stocks	-	578,761	-
Investment Companies	-	18,761,498	-
Total Assets	$-	$558,020,796	$-
Liabilities

Other Financial Instruments(a):
Variation Margin Payable	$984	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.